SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated balance sheets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 230,000,000
Proceeds allocated to Public Warrants		(11,270,000)
Class A ordinary shares issuance costs		(12,737,837)
Redemption of Class A Ordinary Shares	$ (191,429,316)
Accretion of carrying value to redemption value	1,722,913	24,007,837
Class A ordinary shares subject to possible redemption	$ 40,293,597	$ 230,000,000	$ 230,000,000